ACQUISITION OF BUSINESSES - Additional Information (Details) - Fiber Nest Limited - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Aug. 05, 2025
Disclosure of detailed information about business combination [line items]
Total consideration		$ 98
Acquisition-related costs	$ 2